Separate Financial Information of Guarantor Subsidiaries Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and Cash Equivalents	$ 55,947	$ 58,033	$ 42,283	$ 51,300	$ 92,962	$ 80,984
Restricted Cash	1,292	517		640
Net Receivables	193,725	149,134		140,445
Intercompany Receivables	0	0		0
Inventories	141,519	78,622		77,292
Prepaid Expenses	26,281	9,204		14,656
Other Current Assets	4,909	2,412		2,485
Assets Held for Sale		0		6,826
Total Current Assets	423,673	297,922		293,644
Property, Plant and Equipment	389,391	298,500		276,811
Accumulated Depreciation	(207,882)	(186,403)		(181,853)
Property, Plant and Equipment, Net	181,509	112,097		94,958
Deferred Income Taxes	19,857	13,439		12,051
Investment in Affiliates	0	0		0
Intercompany Loans	0	0		0
Goodwill	179,048	21,065		16,803	18,355
Intangible Assets, Net	175,752	6,460		3,195
Other Assets	22,959	19,054		11,644
Total Assets	1,002,798	470,037		432,295
Current Liabilities:
Current Portion of Long-Term Debt	5,281	3,459		3,459
Accounts Payable	88,618	47,408		50,350
Intercompany Payables	0	0		0
Employee Compensation and Benefits	35,085	35,997		34,528
Income Taxes Payable	10,599	2,348		1,398
Other Current Liabilities	63,327	43,617		43,027
Liabilities Held for Sale		0		454
Total Current Liabilities	202,910	132,829		133,216
Long-Term Liabilities:
Long-Term Debt	383,252	32,735		21,194
Intercompany Loans	0	0		0
Employee-Related Benefits	25,247	21,134		21,508
Deferred Income Taxes	62,167	171		5
Other Liabilities	32,686	4,625		4,165
Total Long-Term Liabilities	503,352	58,665		46,872
Total Liabilities	706,262	191,494		180,088
Preferred Stock	0	0		0
Common Stock	6,690	6,633		6,654
Stockholders' Equity Attributable to Noncontrolling Interest	2,223	0
Additional Paid-In Capital	12,062	3,653		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	296,536	278,543
Retained Earnings	303,987	318,180		293,682
Accumulated Other Comprehensive Loss	(28,426)	(49,923)		(48,129)	(38,593)
Total Shareholders' Equity	294,313	278,543		252,207	280,651	263,846
Total Liabilities and Shareholders' Equity	1,002,798	470,037		432,295
Parent
Current Assets:
Cash and Cash Equivalents	10,171	38,484	20,216	35,834	75,235	68,014
Restricted Cash	0	0		0
Net Receivables	194	209		956
Intercompany Receivables	71,221	50,437		38,265
Inventories	32,929	26,422		29,648
Prepaid Expenses	17,884	4,120		8,683
Other Current Assets	4,367	2,402		2,439
Assets Held for Sale				178
Total Current Assets	136,766	122,074		116,003
Property, Plant and Equipment	233,464	225,651		206,667
Accumulated Depreciation	(153,364)	(144,281)		(134,719)
Property, Plant and Equipment, Net	80,100	81,370		71,948
Deferred Income Taxes	3,356	3,048		0
Investment in Affiliates	374,353	157,004		113,341
Intercompany Loans	307,090	130,000		141,403
Goodwill	12,869	12,869		12,870
Intangible Assets, Net	2,237	0		0
Other Assets	13,255	10,189		9,304
Total Assets	930,026	516,554		464,869
Current Liabilities:
Current Portion of Long-Term Debt	4,887	3,429		3,429
Accounts Payable	36,777	30,867		32,338
Intercompany Payables	134,053	125,540		109,753
Employee Compensation and Benefits	8,538	12,025		13,307
Income Taxes Payable	426	1,410		0
Other Current Liabilities	25,517	15,329		15,222
Liabilities Held for Sale				0
Total Current Liabilities	210,198	188,600		174,049
Long-Term Liabilities:
Long-Term Debt	382,975	32,714		21,143
Intercompany Loans	0	0		0
Employee-Related Benefits	12,329	14,291		15,255
Deferred Income Taxes	0	0		0
Other Liabilities	27,988	2,406		2,215
Total Long-Term Liabilities	423,292	49,411		38,613
Total Liabilities	633,490	238,011		212,662
Preferred Stock	0	0		0
Common Stock	6,690	6,633		6,654
Stockholders' Equity Attributable to Noncontrolling Interest	2,223
Additional Paid-In Capital	12,062	3,653		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	296,536
Retained Earnings	303,987	318,180		293,682
Accumulated Other Comprehensive Loss	(28,426)	(49,923)		(48,129)
Total Shareholders' Equity	294,313	278,543		252,207
Total Liabilities and Shareholders' Equity	930,026	516,554		464,869
Guarantor Subsidiaries
Current Assets:
Cash and Cash Equivalents	1,024	226	460	0	0	0
Restricted Cash	0	0		0
Net Receivables	79,978	85,219		77,087
Intercompany Receivables	129,405	123,289		109,753
Inventories	15,219	12,821		10,626
Prepaid Expenses	813	1,151		1,307
Other Current Assets	0	0		0
Assets Held for Sale				0
Total Current Assets	226,439	222,706		198,773
Property, Plant and Equipment	13,013	12,996		9,405
Accumulated Depreciation	(6,891)	(6,175)		(6,153)
Property, Plant and Equipment, Net	6,122	6,821		3,252
Deferred Income Taxes	3,974	3,281		5,517
Investment in Affiliates	10,978	9,021		6,917
Intercompany Loans	0	0		0
Goodwill	1,739	1,439		0
Intangible Assets, Net	2,951	3,200		0
Other Assets	0	27		0
Total Assets	252,203	246,495		214,459
Current Liabilities:
Current Portion of Long-Term Debt	0	0		0
Accounts Payable	2,557	2,599		2,730
Intercompany Payables	130	1,249		0
Employee Compensation and Benefits	9,457	15,261		13,570
Income Taxes Payable	0	0		0
Other Current Liabilities	14,022	13,348		11,627
Liabilities Held for Sale				0
Total Current Liabilities	26,166	32,457		27,927
Long-Term Liabilities:
Long-Term Debt	0	0		0
Intercompany Loans	128,000	128,000		120,000
Employee-Related Benefits	3,775	3,704		3,782
Deferred Income Taxes	0	0		0
Other Liabilities	1,843	1,295		1,173
Total Long-Term Liabilities	133,618	132,999		124,955
Total Liabilities	159,784	165,456		152,882
Preferred Stock	0	0		0
Common Stock	0	0		0
Stockholders' Equity Attributable to Noncontrolling Interest	0
Additional Paid-In Capital	72,483	72,483		68,913
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	92,419
Retained Earnings	20,458	9,771		(5,852)
Accumulated Other Comprehensive Loss	(522)	(1,215)		(1,484)
Total Shareholders' Equity	92,419	81,039		61,577
Total Liabilities and Shareholders' Equity	252,203	246,495		214,459
Non-Guarantor Subsidiaries
Current Assets:
Cash and Cash Equivalents	44,752	19,323	21,607	15,466	17,727	12,970
Restricted Cash	1,292	517		640
Net Receivables	113,553	63,706		62,402
Intercompany Receivables	4,013	2,251		0
Inventories	103,829	49,829		47,567
Prepaid Expenses	7,584	3,933		4,666
Other Current Assets	542	10		46
Assets Held for Sale				6,648
Total Current Assets	275,565	139,569		137,435
Property, Plant and Equipment	142,914	59,853		60,739
Accumulated Depreciation	(47,627)	(35,947)		(40,981)
Property, Plant and Equipment, Net	95,287	23,906		19,758
Deferred Income Taxes	12,527	7,110		6,534
Investment in Affiliates	0	0		0
Intercompany Loans	0	0		0
Goodwill	164,440	6,757		3,933
Intangible Assets, Net	170,564	3,260		3,195
Other Assets	9,704	8,838		2,340
Total Assets	728,087	189,440		173,195
Current Liabilities:
Current Portion of Long-Term Debt	394	30		30
Accounts Payable	49,284	13,942		15,282
Intercompany Payables	70,456	49,188		38,265
Employee Compensation and Benefits	17,090	8,711		7,651
Income Taxes Payable	10,173	938		1,398
Other Current Liabilities	23,788	14,940		16,178
Liabilities Held for Sale				454
Total Current Liabilities	171,185	87,749		79,258
Long-Term Liabilities:
Long-Term Debt	277	21		51
Intercompany Loans	179,090	2,000		21,403
Employee-Related Benefits	9,143	3,139		2,471
Deferred Income Taxes	62,167	171		5
Other Liabilities	2,855	924		777
Total Long-Term Liabilities	253,532	6,255		24,707
Total Liabilities	424,717	94,004		103,965
Preferred Stock	0	0		0
Common Stock	11,131	11,131		11,116
Stockholders' Equity Attributable to Noncontrolling Interest	2,223
Additional Paid-In Capital	352,262	158,592		142,584
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	303,370
Retained Earnings	(46,147)	(32,187)		(40,431)
Accumulated Other Comprehensive Loss	(16,099)	(42,100)		(44,039)
Total Shareholders' Equity	301,147	95,436		69,230
Total Liabilities and Shareholders' Equity	728,087	189,440		173,195
Eliminations
Current Assets:
Cash and Cash Equivalents	0	0	$ 0	0	$ 0	$ 0
Restricted Cash	0	0		0
Net Receivables	0	0		0
Intercompany Receivables	(204,639)	(175,977)		(148,018)
Inventories	(10,458)	(10,450)		(10,549)
Prepaid Expenses	0	0		0
Other Current Assets	0	0		0
Assets Held for Sale				0
Total Current Assets	(215,097)	(186,427)		(158,567)
Property, Plant and Equipment	0	0		0
Accumulated Depreciation	0	0		0
Property, Plant and Equipment, Net	0	0		0
Deferred Income Taxes	0	0		0
Investment in Affiliates	(385,331)	(166,025)		(120,258)
Intercompany Loans	(307,090)	(130,000)		(141,403)
Goodwill	0	0		0
Intangible Assets, Net	0	0		0
Other Assets	0	0		0
Total Assets	(907,518)	(482,452)		(420,228)
Current Liabilities:
Current Portion of Long-Term Debt	0	0		0
Accounts Payable	0	0		0
Intercompany Payables	(204,639)	(175,977)		(148,018)
Employee Compensation and Benefits	0	0		0
Income Taxes Payable	0	0		0
Other Current Liabilities	0	0		0
Liabilities Held for Sale				0
Total Current Liabilities	(204,639)	(175,977)		(148,018)
Long-Term Liabilities:
Long-Term Debt	0	0		0
Intercompany Loans	(307,090)	(130,000)		(141,403)
Employee-Related Benefits	0	0		0
Deferred Income Taxes	0	0		0
Other Liabilities	0	0		0
Total Long-Term Liabilities	(307,090)	(130,000)		(141,403)
Total Liabilities	(511,729)	(305,977)		(289,421)
Preferred Stock	0	0		0
Common Stock	(11,131)	(11,131)		(11,116)
Stockholders' Equity Attributable to Noncontrolling Interest	(2,223)
Additional Paid-In Capital	(424,745)	(231,075)		(211,497)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(395,789)
Retained Earnings	25,689	22,416		46,283
Accumulated Other Comprehensive Loss	16,621	43,315		45,523
Total Shareholders' Equity	(393,566)	(176,475)		(130,807)
Total Liabilities and Shareholders' Equity	$ (907,518)	$ (482,452)		$ (420,228)